Consolidated Statements of Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues (Note 4)	$ 369,413	$ 241,767	$ 187,252
Expenses / (income), net:
Voyage expenses (Note 12)	10,547	12,213	13,145
Vessel operating expenses (Note 12)	55,353	41,726	30,544
Vessel operating expenses - related parties (Notes 5, 12)	9,550	6,780	5,301
General and administrative expenses (including $2,980, $2,564 and $2,244 to related parties, for the years ended December 31, 2024, 2023 and 2022, respectively) (Notes 5, 15)	16,682	13,445	10,681
Vessel depreciation and amortization (Note 6)	86,156	54,866	41,042
Gain on sale of vessels	0	0	(47,275)
Impairment of vessels (Note 6)	0	11,157	0
Operating income, net	191,125	101,580	133,814
Other income / (expense), net:
Interest expense and finance cost (including $3,174 to related party, for the year ended December 31, 2024) (Note 5, 8)	(139,831)	(95,743)	(45,631)
Other income / (expense), net	3,315	1,253	(1,855)
Total other expense, net	(136,516)	(94,490)	(47,486)
Net income from continuing operations	54,609	7,090	86,328
Net income from discontinued operations (Note 3)	139,025	40,118	39,093
Net income from operations	193,634	47,208	125,421
Net income attributable to General Partner (Note 16)	743	680	2,157
Deemed dividend to General Partner (Note 16)	46,184	0	0
Net income attributable to unvested shares (Note 16)	808	929	3,662
Net income attributable to common shareholders (Note 16)	$ 145,899	$ 45,599	$ 119,602
Net income from continuing operations per:
Earnings Per Share, Basic	$ 0.14	$ 0.33	$ 4.26
Earnings Per Share, Diluted	$ 0.14	$ 0.33	$ 4.26
Weighted Average Number of Shares Outstanding, Basic	56,094,666	21,182,471	19,325,030
Weighted Average Number of Shares Outstanding, Diluted	56,094,666	21,182,471	19,325,030
Net income from discontinued operations per:
Earnings Per Share, Basic	$ 2.46	$ 1.83	$ 1.93
Earnings Per Share, Diluted	$ 2.46	$ 1.83	$ 1.93
Weighted Average Number of Shares Outstanding, Basic	56,094,666	21,182,471	19,325,030
Weighted Average Number of Shares Outstanding, Diluted	56,094,666	21,182,471	19,325,030
Net income from operations per:
Earnings Per Share, Basic	$ 2.60	$ 2.15	$ 6.19
Earnings Per Share, Diluted	$ 2.60	$ 2.15	$ 6.19
Weighted Average Number of Shares Outstanding, Basic	56,094,666	21,182,471	19,325,030
Weighted Average Number of Shares Outstanding, Diluted	56,094,666	21,182,471	19,325,030
Net income from operations	$ 193,634	$ 47,208	$ 125,421
Other comprehensive income /(loss):
Unrealized income/ (loss) on derivative instruments (Note 9)	1,297	3,180	(4,766)
Total comprehensive income	$ 194,931	$ 50,388	$ 120,655